ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
Jiayin Group Inc. (the “Parent Company”) is an exempted company incorporated with limited liabilities in the Cayman Islands under the laws of the Cayman Islands in December 2017.
The Parent Company and its subsidiaries provide individual finance services in the People’s Republic of China (“PRC”) by connecting investors with borrowers through a proprietary internet platform.
History of the Company
The Company began the operations mainly through its PRC entities in 2015. In September 2015, Shanghai Jiayin Finance Technology Co., Ltd (“Jiayin Finance”) formed a wholly-owned subsidiary Shanghai Niwodai Internet Finance Information Services Co., Ltd. (“Niwodai Internet”) to develop online individual finance services.
In September 2015, Shanghai Caiyin Asset Management Co., Ltd (“Shanghai Caiyin”) was established by Mr. Yan (the “Founder”) to provide the guarantee services to the loans facilitated through Niwodai Internet. Upon formation, Shanghai Caiyin entered into an agreement (see Note 2(b)) with Niwodai Internet through which Niwodai Internet has the power to direct the activities that most significantly affects the economic performance of Shanghai Caiyin and would be able to receive the economic benefits of Shanghai Caiyin that could be significant to Shanghai Caiyin. Therefore Niwodai Internet was considered the primary beneficiary of Shanghai Caiyin and consolidated Shanghai Caiyin.
In December 2015, Shanghai Caiyin acquired the servicing rights and obligations of all outstanding loan contracts facilitated by Shanghai Niwodai Finance Information Co., Ltd. (“Niwodai Finance”), an entity providing offline individual finance services controlled by the Founder, as well as the obligation to continue to provide guarantee on those loans through the investor assurance program that was previously managed by Niwodai Finance. Meanwhile, the Company acquired a group of selective intangible assets, including the Niwodai brand, the Niwodai website, and Niwodai Finance’s proprietary technology, which the Company believed would greatly benefit the development of the Company’s online loan facilitation business, from Niwodai Finance. Niwodai Finance agreed to pay Shanghai Caiyin an aggregate amount of RMB

700 million as the total consideration. At the time of the transaction, the investor assurance fund managed by Niwodai Finance had funds of RMB

136.3 million, and accordingly, the amounts due from Niwodai Finance to pay Shanghai Caiyin was RMB

563.7 million at the time of the agreement, which represents the contractual consideration net of funds remaining in the investor assurance program of Niwodai Finance. The transaction is referred to as the “2015 Acquisition”. The Company deemed the 2015 Acquisition to be a business acquisition under common control under ASC 805-50-15 as both the transferring entity, Niwodai Finance, and the receiving entities, Jiayin Finance and Shanghai Caiyin, were controlled by Mr. Yan in the 2015 Acquisition. As the acquired intangible assets are internally developed by Niwodai Finance and are not specifically identifiable or are inherent in a continuing business, Niwodai Finance did not record them as assets on its book. The Company recognized such assets acquired from Niwodai Finance at their carrying amount, which is nil, at the date of transfer, as a result of the business acquisition under the common control. The Company recorded a guarantee liability in connection with the transaction of RMB

2.9 billion as “other guarantee liabilities” in the consolidated balance sheet. Meanwhile, the difference between the total consideration of RMB

700 million and the RMB

2.9 billion other guarantee liabilities was included in the beginning balance of the equity for the periods presented. The liability has fully depleted in 2019.
In December 2017, the Parent Company was incorporated by the same shareholders of Jiayin Finance in Cayman Island in connection with a group reorganization (“Reorganization”). As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Parent Company established, through a BVI and a Hong Kong intermediary company, a wholly-owned foreign invested subsidiary in the PRC, Shanghai Kunjia Technology Co., Ltd. (“Shanghai Kunjia” or “WFOE”) in June 2018.
WFOE entered into a series of contractual arrangements (Note 2(b)) in June 2018 with Jiayin Finance (the “VIE”) and the shareholders of the VIE. The series of contractual agreements include Power of Attorney Agreement, Exclusive Purchase Agreement, Exclusive Consultation and Service Agreement, and Equity Pledge Agreement. The Company believes that these contractual agreements would enable WFOE to (1) have power to direct the activities that most significantly affect the economic performance of the VIE and its subsidiary and (2) receive the economic benefits of the VIE and its subsidiary that could be significant to them. Accordingly, the Company believes that WFOE is the primary beneficiary of the VIE and its subsidiary. Jiayin Finance, Niwodai Internet and Shanghai Caiyin are collectively referred to as “VIEs”.
The Company considered the Reorganization as a reorganization of entities under common control. Accordingly, the accompanying financial statements have been prepared using historical cost basis as if the reorganization had occurred at the beginning of the first period presented. The share and per share data relating to the ordinary shares issued by Jiayin Group Inc. are presented as if the Reorganization occurred at the beginning of the first period presented.

IPO
On May 10, 2019, the Company completed its IPO on the NASDAQ Global Market. In this offering, 4,025,000 American depositary share (“ADSs”), representing 16,100,000 Class A ordinary shares, were issued at a price of US$10.50 per ADS. The aggregate proceeds received by the Company from the IPO, net of issuance costs, were approximately RMB 234,354. As of December 31, 2019, there were 216,100,000 ordinary shares outstanding, par value US$ 0.000000005 per share, being the sum of 100,100,000 Class A ordinary shares and 116,000,000 Class B ordinary shares. All classes of ordinary shares are entitled to the same dividend right. All of the Class B ordinary shares were held by the Founder of the Company.
Business transformation
On July 3, 2019, the Company established a wholly owned subsidiary, Geerong Yunke Information Technology Co.
,
Ltd. (“Geerong Yunke”). On September 10, 2019, Geerong Yunke conducted a business combination under common control with Geerong Yun (Shanghai) Enterprise Development Co., Ltd. (formerly known as “Jirongyun (Shanghai) Enterprise Development Co., Ltd”,”Geerong Yun”) as both the Geerong Yunke and Geerong Yun were controlled by Mr. Yan. The combination has been retrospectively reflected in the financial statements from the beginning of 2019, but not to prior periods as the impact was not material.
In September, 2019, as part of the business transformation of the Company, Niwodai Internet and Shanghai Caiyin entered into an amendment agreement. Pursuant to this amendment agreement, Niwodai Internet no longer had the rights to adjust the charge rate of guarantee services for Shanghai Caiyin, to collect the residual economic benefits from the guarantee services provided by Shanghai Caiyin, or to terminate the guarantee service agreement at any time. As a result of such revision, Niwodai Internet lost power to direct the activities that most significantly affect the economic performance of Shanghai Caiyin and no economic benefits of Shanghai Caiyin would be received by Niwodai Internet. Therefore, starting from September 1, 2019, Niwodai Internet was no longer considered as the primary beneficiary of Shanghai Caiyin and Shanghai Caiyin was deconsolidated by the Company.
The Company operates in an evolving regulatory environment and has been adjusting its business model to stay in compliance with regulatory requirements during the years presented. The Company historically has focused on connecting individual borrowers with individual investors. Starting in 2019 the Company also began to cooperate with institutional funding partners. Its investor assurance program also evolved over time as part of the transformation of its business model. See
Note 2(j).
As of December 31, 2019 the Parent Company’s significant subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishmentor acquisition	Place of incorporation/ establishment	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd.	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co. , Ltd .	July 2019	Shanghai	100%	Technology development and consumer finance services
Geerong Yun (Shanghai) Enterprise Development Co., Ltd.	September 2019	Shanghai	100%	Technology development and consumer finance services
VIEs
Shanghai Jiayin Finance Technology Co., Ltd.	June 2015	Shanghai	100%	Technology service
Shanghai Niwodai Internet Finance Information Services Co., Ltd.	September 2015	Shanghai	100%	Technology development and consumer finance services